Loans and Accounts Receivable from Customers	6 Months Ended
Jun. 30, 2021
Text block [Abstract]
Loans and Accounts Receivable from Customers

Note 5 - Loans and Accounts Receivable from Customers

a)	Loans and accounts receivable from customers

As of June 30, 2021, the loan portfolio is detailed as follows:

		Allowances for loan losses
		Individual	Group
As of June 30, 2021	Gross Assets	allowances	allowances	Totals	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial loans	12,001,359	(198,485)	(303,585)	(502,070)	11,499,289
Foreign trade loans	964,632	—	(31,925)	(31,925)	932,707
Checking account debtors	69,024	—	(9,306)	(9,306)	59,718
Factoring transactions	167,019	—	(5,590)	(5,590)	161,429
Student loans	617,214	—	(22,222)	(22,222)	594,992
Leasing transactions	908,166	—	(22,965)	(22,965)	885,201
Other commercial loans and receivables	19,338	—	(2,427)	(2,427)	16,911
Subtotals	14,746,752	(198,485)	(398,020)	(596,505)	14,150,247
Mortgage loans:
Loans with mortgage finance bonds	20,644	—	(244)	(244)	20,400
Endorsable mutual mortgage loans	84,017	—	(633)	(633)	83,384
Other mutual mortgage loans	5,197,016	—	(55,158)	(55,158)	5,141,858
Mortgage leasing transactions	286,309	—	(10,970)	(10,970)	275,339
Other mortgage loans and receivables	65,450	—	(1,187)	(1,187)	64,263
Subtotals	5,653,436	—	(68,192)	(68,192)	5,585,244
Consumer loans:
Installment consumer loans	1,867,767	—	(165,072)	(165,072)	1,702,695
Checking account debtors	104,419	—	(9,135)	(9,135)	95,284
Credit card balances	474,005	—	(19,727)	(19,727)	454,278
Consumer leasing transactions	1,000	—	(89)	(89)	911
Other consumer loans and receivables	30,690	—	(2,217)	(2,217)	28,473
Subtotals	2,477,881	—	(196,240)	(196,240)	2,281,641
Totals	22,878,069	(198,485)	(662,452)	(860,937)	22,017,132

Note 5 - Loans and Accounts Receivable from Customers, continued

As of December 31, 2020, the loan portfolio is detailed as follows:

		Allowances for loan losses
		Individual	Group
As of December 31, 2020	Gross Assets	allowances	allowances	Totals	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial loans	12,172,207	(321,444)	(347,928)	(669,372)	11,502,835
Foreign trade loans	847,086	—	(21,641)	(21,641)	825,445
Checking account debtors	70,126	—	(8,080)	(8,080)	62,046
Factoring transactions	155,540	—	(4,053)	(4,053)	151,487
Student loans	594,688	—	(17,702)	(17,702)	576,986
Leasing transactions	940,989	—	(24,402)	(24,402)	916,587
Other commercial loans and receivables	28,163	—	(2,367)	(2,367)	25,796
Subtotals	14,808,799	(321,444)	(426,173)	(747,617)	14,061,182
Mortgage loans:
Loans with mortgage finance bonds	23,345	—	(232)	(232)	23,113
Endorsable mutual mortgage loans	90,456	—	(1,047)	(1,047)	89,409
Other mutual mortgage loans	4,820,863	—	(59,799)	(59,799)	4,761,064
Mortgage leasing transactions	307,574	—	(11,718)	(11,718)	295,856
Other mortgage loans and receivables	74,515	—	(669)	(669)	73,846
Subtotals	5,316,753	—	(73,465)	(73,465)	5,243,288
Consumer loans:
Installment consumer loans	1,866,015	—	(181,319)	(181,319)	1,684,696
Checking account debtors	124,009	—	(11,064)	(11,064)	112,945
Credit card balances	467,624	—	(24,770)	(24,770)	442,854
Consumer leasing transactions	1,467	—	(182)	(182)	1,285
Other consumer loans and receivables	33,314	—	(3,456)	(3,456)	29,858
Subtotals	2,492,429	—	(220,791)	(220,791)	2,271,638
Totals	22,617,981	(321,444)	(720,429)	(1,041,873)	21,576,108

As of June 30, 2021, the Bank pledged as collateral to the Central Bank of Chile (BCCh) loans from the commercial portfolio in order to access the new Conditional Funding Facility (FCIC). The program includes access to 4-year funds at the BCCh overnight rate, with available funds size increasing as a function of additional loans pledged as collateral. The pledged loans have an outstanding principal balance of Ch$1,946,822 million (Ch$1,766,997 million as of December 2020). Additional disclosures on FCIC are included in Note 9 e).

Note 5 - Loans and Accounts Receivable from Customers, continued

The following tables present the movements for the total loan portfolio disaggregated by individually and group assesed loans as of June 30, 2021 and December 31, 2020:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2021	100,922	499,537	488,495	1,088,954	16,327,018	4,277,136	924,873	21,529,027	22,617,981
Changes in Gross Assets
- Net transfer stage 1	—	—	—	—	579,715	(573,869)	(5,846)	—	—
- Net transfer stage 2	—	(11,126)	11,126	—	(844,391)	903,704	(59,313)	—	—
- Net transfer stage 3	—	(1,927)	1,927	—	(34,725)	(119,377)	154,102	—	—
- Increases due to change in credit risk	—	—	—	—	—	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—	—	—	—	—	—
- Charge-offs	—	—	(499)	(499)	(2,156)	(18,032)	(119,238)	(139,426)	(139,925)
- Changes due to modifications that did not result in derecognition	—	(727)	2,602	1,875	(171,420)	(22,719)	3,837	(190,302)	(188,427)
New financial assets originated or purchased	4,704	39,822	1,434	45,960	6,780,677	789,483	47,682	7,617,842	7,663,802
Financial assets that have been derecognized	(67,355)	(16,337)	(1,908)	(85,600)	(5,410,008)	(1,205,525)	(126,997)	(6,742,530)	(6,828,130)
Net transfer (from) to group and individually assessed	3,510	(42,345)	(42,986)	(81,821)	(3,510)	42,345	42,986	81,821	—
Foreign exchange and other movements	—	(7,398)	(16,520)	(23,918)	(184,315)	(42,605)	3,606	(223,314)	(247,232)
Ending balances as of June 30, 2021	41,781	459,499	443,671	944,951	17,036,885	4,030,541	865,692	21,933,118	22,878,069

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2020	20,807	321,488	268,211	610,506	18,691,115	2,864,199	968,994	22,524,308	23,134,814
Changes in Gross Assets
- Net transfer stage 1	—	—	—	—	627,546	(601,963)	(25,583)	—	—
- Net transfer stage 2	(7,573)	7,573	—	—	(1,791,800)	1,876,532	(84,732)	—	—
- Net transfer stage 3	(5,410)	(84,512)	89,922	—	(69,979)	(153,174)	223,153	—	—
- Increases due to change in credit risk	—	—	—	—	—	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—	—	—	—	—	—
- Charge-offs	—	—	(198)	(198)	(15,705)	(38,228)	(261,634)	(315,567)	(315,765)
- Changes due to modifications that did not result in derecognition	—	(1,810)	(1,279)	(3,089)	(235,650)	(25,330)	(1,908)	(262,888)	(265,977)
New financial assets originated or purchased	32,170	80,355	122,624	235,149	6,798,612	1,474,294	408,576	8,681,482	8,916,631
Financial assets that have been derecognized	(13,399)	(73,546)	(104,964)	(191,909)	(7,224,940)	(837,836)	(195,902)	(8,258,678)	(8,450,587)
Net transfer (from) to group and individually assessed	49,231	170,722	152,019	371,972	(49,231)	(170,722)	(152,019)	(371,972)	—
Foreign exchange and other movements	25,096	79,267	(37,840)	66,523	(402,950)	(110,636)	45,928	(467,658)	(401,135)
Ending balances as of December 31, 2020	100,922	499,537	488,495	1,088,954	16,327,018	4,277,136	924,873	21,529,027	22,617,981

Note 5 - Loans and Accounts Receivable from Customers, continued

The following table presents the movements for the Commercial loans portfolio disaggregated by individually and group assessed loans for the period ended June 30, 2021:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2021	100,922	499,537	488,495	1,088,954	10,427,978	2,564,516	727,351	13,719,845	14,808,799
Changes in gross assets
- Net transfer stage 1	—	—	—	—	197,566	(196,331)	(1,235)	—	—
- Net transfer stage 2	—	(11,126)	11,126	—	(393,788)	421,591	(27,803)	—	—
- Net transfer stage 3	—	(1,927)	1,927	—	(19,392)	(69,611)	89,003	—	—
- Charge-offs	—	—	(499)	(499)	(34)	(102)	(60,920)	(61,056)	(61,555)
- Changes due to modifications that did not result in derecognition	—	(727)	2,602	1,875	(118,577)	(4,910)	3,093	(120,394)	(118,519)
New financial assets originated or purchased	4,704	39,822	1,434	45,960	4,693,301	426,540	2,349	5,122,190	5,168,150
Financial assets that have been derecognized	(67,355)	(16,337)	(1,908)	(85,600)	(3,957,353)	(762,712)	(84,327)	(4,804,392)	(4,889,992)
Net transfer (from) to group and individually assessed	3,510	(42,345)	(42,986)	(81,821)	(3,510)	42,345	42,986	81,821	—
Foreign exchange and other movements	—	(7,398)	(16,520)	(23,918)	(121,124)	(20,500)	5,411	(136,213)	(160,131)
Ending balances as of June 30, 2021	41,781	459,499	443,671	944,951	10,705,067	2,400,826	695,908	13,801,801	14,746,752

The following table presents the movements for the Commercial loans portfolio disaggregated by individually and group assessed loans for the year ended December 31, 2020:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals

Opening balances as of January 1, 2020	20,807	321,488	268,211	610,506	12,445,411	1,725,817	678,810	14,850,038	15,460,544
Changes in gross assets
- Net transfer stage 1	—	—	—	—	196,395	(188,266)	(8,129)	—	—
- Net transfer stage 2	(7,573)	7,573	—	—	(829,499)	848,497	(18,998)	—	—
- Net transfer stage 3	(5,410)	(84,512)	89,922	—	(37,142)	(95,739)	132,881	—	—
- Charge-offs	—	—	(198)	(198)	(443)	(2,370)	(165,651)	(168,464)	(168,662)
- Changes due to modifications that did not result in derecognition	—	(1,810)	(1,279)	(3,089)	(156,731)	(11,529)	(2,906)	(171,166)	(174,255)
New financial assets originated or purchased	32,170	80,355	122,624	235,149	5,000,040	1,070,353	357,615	6,428,008	6,663,157
Financial assets that have been derecognized	(13,399)	(73,546)	(104,964)	(191,909)	(5,865,418)	(508,072)	(143,255)	(6,516,745)	(6,708,654)
Net transfer (from) to group and individually assessed	49,231	170,722	152,019	371,972	(49,231)	(170,722)	(152,019)	(371,972)	—
Foreign exchange and other movements	25,096	79,267	(37,840)	66,523	(275,404)	(103,453)	49,003	(329,854)	(263,331)
Ending balances as of December 31, 2020	100,922	499,537	488,495	1,088,954	10,427,978	2,564,516	727,351	13,719,845	14,808,799

Note 5 - Loans and Accounts Receivable from Customers, continued

The following table presents the movements of the Mortgage loans portfolio for the period ended June 30, 2021:

	Group assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2021	4,166,515	1,025,921	124,317	5,316,753
Changes in gross assets
- Net transfer stage 1	198,745	(198,394)	(351)	—
- Net transfer stage 2	(246,234)	264,703	(18,469)	—
- Net transfer stage 3	(2,077)	(16,173)	18,250	—
- Charge-offs	(1)	(66)	(6,461)	(6,528)
- Changes due to modifications that did not result in derecognition	(19,396)	(8,062)	311	(27,147)
New financial assets originated or purchased	1,388,545	253,176	25,438	1,667,159
Financial assets that have been derecognized	(945,543)	(277,136)	(35,508)	(1,258,187)
Foreign exchange and other movements	(27,406)	(10,210)	(998)	(38,614)
Ending balances as of June 30, 2021	4,513,148	1,033,759	106,529	5,653,436

The following table presents the movements of the Mortgage loans portfolio for the year ended December 31, 2020:

	Group assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2020	4,043,765	656,010	176,266	4,876,041
Changes in gross assets
- Net transfer stage 1	265,412	(259,632)	(5,780)	—
- Net transfer stage 2	(613,181)	669,912	(56,731)	—
- Net transfer stage 3	(7,706)	(36,114)	43,820	—
- Charge-offs	—	(63)	(12,428)	(12,491)
- Changes due to modifications that did not result in derecognition	(27,511)	(6,693)	612	(33,592)
New financial assets originated or purchased	971,616	76,558	2,117
Financial assets that have been derecognized	(411,059)	(71,328)	(22,524)	(504,911)
Foreign exchange and other movements	(54,821)	(2,729)	(1,035)	(58,585)
Ending balances as of December 31, 2020	4,166,515	1,025,921	124,317	5,316,753

Note 5 - Loans and Accounts Receivable from Customers, continued

The following table presents the movements of the Consumer loans portfolio for the period ended June 30, 2021:

	Group assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2021	1,732,525	686,699	73,205	2,492,429
Changes in gross assets
- Net transfer stage 1	183,404	(179,144)	(4,260)	—
- Net transfer stage 2	(204,369)	217,410	(13,041)	—
- Net transfer stage 3	(13,256)	(33,593)	46,849	—
- Charge-offs	(2,121)	(17,864)	(51,857)	(71,842)
- Changes due to modifications that did not result in derecognition	(33,447)	(9,747)	433	(42,761)
New financial assets originated or purchased	698,831	109,767	19,895	828,493
Financial assets that have been derecognized	(507,112)	(165,677)	(7,162)	(679,951)
Foreign exchange and other movements	(35,785)	(11,895)	(807)	(48,487)
Ending balances as of June 30, 2021	1,818,670	595,956	63,255	2,477,881

The following table presents the movements of the Consumer loans portfolio for the year ended December 31, 2020:

	Group assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2020	2,201,939	482,372	113,918	2,798,229
Changes in gross assets
- Net transfer stage 1	165,739	(154,065)	(11,674)	—
- Net transfer stage 2	(349,120)	358,123	(9,003)	—
- Net transfer stage 3	(25,131)	(21,321)	46,452	—
- Charge-offs	(15,262)	(35,795)	(83,555)	(134,612)
- Changes due to modifications that did not result in derecognition	(51,408)	(7,108)	386	(58,130)
New financial assets originated or purchased	826,956	327,383	48,844	1,203,183
Financial assets that have been derecognized	(948,463)	(258,436)	(30,123)	(1,237,022)
Foreign exchange and other movements	(72,725)	(4,454)	(2,040)	(79,219)
Ending balances as of December 31, 2020	1,732,525	686,699	73,205	2,492,429

Note 5 - Loans and Accounts Receivable from Customers, continued

b)	Allowances for loans losses

Credit risk

Credit risk is the risk that a customer or counterparty will default on its contractual obligations resulting in financial loss to the Bank. The Bank’s main income generating activity is lending to customers and therefore credit risk is a principal risk. Credit risk mainly arises from loans and advances to customers and other Banks (including related commitments to lend such as loan or credit card facilities), investments in debt securities and derivatives that are an asset position. The Bank considers all elements of credit risk exposure such as counterparty default risk, geographical risk and sector risk for risk management purposes.

Credit risk management

The Bank’s credit committee is responsible for managing the Bank’s credit risk by:

●	Ensuring that the Bank has appropriate credit risk practices, including an effective system of internal control, to consistently determine adequate allowances in accordance with the Bank’s stated policies and procedures, IFRS and relevant supervisory guidance.
●	Identifying, assessing and measuring credit risk across the Bank, from an individual instrument to a portfolio level.
●	Creating credit policies to protect the Bank against the identified risks including the requirements to obtain collateral from borrowers, to perform robust ongoing credit assessment of borrowers and to continually monitor exposures against internal risk limits.
●	Limiting concentrations of exposure by type of asset, counterparties, industry, credit rating, geographic location etc.
●	Establishing a robust control framework regarding the authorization structure for the approval and renewal of credit facilities.
●	Developing and maintaining the Bank’s risk grading to categorize exposures according to the degree of risk of default. Risk rating are subject to regular reviews.
●	Developing and maintaining the Bank’s processes for measuring ECL including monitoring of credit risk, incorporation of forward looking information and the method used to measure ECL.
●	Ensuring that the Bank has policies and procedures in place to appropriately maintain and validate models used to assess and measure ECL.
●	Establishing a sound credit risk accounting assessment and measurement process that provides it with a strong basis for common systems, tools and data to assess credit risk and to account for ECL. Providing advice, guidance and specialist skills to business units to promote best practice throughout the Bank in the management of credit risk.

The internal audit function performs regular audits making sure that the established controls and procedures are adequately designed and implemented.

Note 5 - Loans and Accounts Receivable from Customers, continued

Significant increase in credit risk

The Bank analyzes all data collected using statistical models and estimates the remaining lifetime PD of exposures and how these are expected to change over time. The factors taken into account in this process include macro-economic data such as GDP growth, unemployment, benchmark interest rates and house prices. The Bank generates a ‘base case’ scenario of the future direction of relevant economic variables as well as a representative range of other possible forecast scenarios. The Bank then uses these forecasts, which are probability-weighted, to adjust its estimates of PDs.

Under the Bank’s monitoring procedures a significant increase in credit risk is identified before the exposure has defaulted, and at the latest when the exposure becomes 30 days past due, unless the Bank has reasonable and supportable information that demonstrates otherwise.

As of December 31, 2020 and considering the current pandemic situation, the IASB required special attention to the assets of the impairment reflected in the ECL calculation and the SICR triggers, taking in account not only the current conditions and forecast of the economic factors, but also the Government support measures. As part of our permanent monitoring process to properly reflect expected credit losses some improvements have been implemented during 2020, mainly related to SICR which now is calculated for each category of loans and SICR related to Covid-19 relief measures for our clients.

The Bank uses different criteria to determine whether credit risk has increased significantly per portfolio of assets. The criteria used are both quantitative changes in PDs as well as qualitative. The table below summarizes per type of asset the range above which an increase in lifetime PD is determined to be significant, as well as some indicative qualitative indicators assessed.

Criteria used for Chile

Type of portfolio	Debtor category	Stages	Days of arrears to the end of the month
	A1, A2, A3	Stage 1	Up to 29 days
	A4	Stage 1	Up to 29 days
Corporate	A5 (*), A6	Stage 1	Up to 29 days
	B1, B2, B3	Stage 2	From 30 to 89 days
	B4, C1, C2, C3, C4, C5, C6	Stage 3	90 days or more

(*) Loans originated in A5 are considered Stage 1 at inception. Loans that were originated in a higher category and subsequently downgraded to A5 are considered Stage 2.

Note 5 - Loans and Accounts Receivable from Customers, continued

Days of arrears to the end of the month,
probability of default (PD) and
Type of portfolio	Portfolio	Stages	qualitative considerations
		Stage 1	Up to 29 days
	CAE	Stage 2

From 30 to 89 days or (difference Referential Life Time PD >=1.61 and difference PD Life Time at origination >= 0.13) combinated with a client with a extension and (with a minimun payment or a debt increase in 25%)

		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Condell / Restructured Condell	Stage 2 (Condell)	From 30 to 89 days or (difference Referential Life Time PD >=1.59 and difference PD Life Time at origination >= 0.04) combinated with a client with a extension and (with a protest or a debt increase)
		Stage 2 (Restructured Condell)	From 30 to 89 days or (difference Referential Life Time PD >=1.47 and difference PD Life Time at origination >= 0.08) combinated with a client with a extension and (with a protest or a debt increase)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Commercial/ Rotative Commercial	Stage 2 (Commercial)

From 30 to 89 days or (difference Referential Life Time PD >=1.71 and difference PD Life Time at origination >= 0.11) combinated with a client with a extension and (with a minimun payment or a debt increase in 25%)

Group		Stage 2 (Rotative Commercial)

From 30 to 89 days or (difference Referential Life Time PD >=2.25 and difference PD Life Time at origination >= 0.07) combinated with a client with a extension and (with a minimun payment or a debt increase in 25%)

		Stage 3	90 days or more
		Stage 1	Up to 29 days
Stage 2 (Consumer)

From 30 to 89 days or (difference Referential Life Time PD >=2.08 and difference PD Life Time at origination >= 0.08) combinated with a client with a extension and (with a minimun payment or a debt increase in 25%)

	Consumer/ Renegotiated Consumer/ Rotative Consumer	Stage 2 (Renegotiated Consumer)

From 30 to 89 days or (difference Referential Life Time PD >=1.79 and difference PD Life Time at origination >= 0.20) combinated with a client with a extension and (with a minimun payment or a debt increase in 25%)

Stage 2 (Rotative Consumer)

From 30 to 89 days or (difference Referential Life Time PD >=2.46 and difference PD Life Time at origination >= 0.08) combinated with a client with a extension and (with a minimun payment or a debt increase in 25%)

		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Mortgage	Stage 2

From 30 to 89 days or (difference Referential Life Time PD >=2.41 and difference PD Life Time at origination >= 0.20) combinated with a client with a extension and (with a minimun payment or a debt increase in 25%)

		Stage 3	90 days or more

The quantitative criteria is used to identify where an exposure has increased in credit risk and it is applied based on whether an increase in the lifetime PD since the recognition date exceeds the threshold set in absolute and relative terms. The following formulas are used to determine such thresholds:

Relative comparison formula

Threshold = Lifetime PD (at reporting date)   -   1

Lifetime PD (at origination)

Note 5 - Loans and Accounts Receivable from Customers, continued

Absolute comparison formula

Threshold = Lifetime PD (at reporting date) – Lifetime PD (at origination)

Criteria used for Colombia

	% of absolute increase in	% of relative increase	Qualitative
	lifetime PD	in lifetime PD	indicators assessed
Corporate portfolio			Debt restructuring and increase in credit risk of other financial instruments
Without information	69.09%	2,558.55%
Small company	17.51%	2,027.22%
Small company	20.08%	1,156.16%
Medium company	4.92%	1,181.62%
Medium company	9.46%	81.69%
Large company	5.97%	738.75%
Low default	1.61%	149.62%
Low default (Government and Financial)	0.4%	621.57%
Group portfolio			Increase in credit risk of other financial instruments
Leasing	50.56%	236.20%
Payroll deductible loan	53.44%	424.01%
Revolving line of credit	40.95%	221.72%
Overdraft limit	55.32%	2.29%
Credit card	23.83%	42.33%
Mortgage loan	2.61%	137.24%
Personal debt restructuring	41.69%	879.62%
Other loans	58.26%	286.72%

Loan commitments are assessed along with the category of loan the Bank is committed to provide, i.e. commitments to provide mortgages are assessed using similar criteria to mortgage loans, while commitments to provide a corporate loan are assessed using similar criteria to corporate loans.

The Bank has monitoring procedures in placfe to make sure that the criteria used to identify significant increases in credit are effective, meaning that significant increase in credit risk is identified before the exposure is defaulted or when the asset becomes 30 days past due. The Bank performs periodic back-testing of its ratings to consider whether the drivers of credit risk that led to default were accurately reflected in the rating in a timely manner.

Note 5 - Loans and Accounts Receivable from Customers, continued

Incorporation of forward-looking information

The Bank uses forward-looking information that is available without undue cost or effort in its assessment of significant increase of credit risk as well as in its measurement of ECL. The Bank employs experts who use external and internal information to generate a ‘base case’ scenario of future forecast of relevant economic variables along with a representative range of other possible forecast scenarios. The external information used includes economic data and forecasts published by governmental bodies and monetary authorities.

The Bank applies probabilities to the forecast scenarios identified. The base case scenario is the single most-likely outcome and consists of information used by the Bank for strategic planning and budgeting. The Bank has identified and documented key drivers of credit risk and credit losses for each portfolio of financial instruments and, using a statistical analysis of historical data, has estimated relationships between macro-economic variables and credit risk and credit losses.

The Bank has not made changes in the estimation techniques or significant assumptions made during the reporting period.

During the six-month period ended 30 June 2021, there have been no significant changes in the estimates made at the end of 2020, as disclosed in our financial statements issued as of December 31, 2020.

Note 5 - Loans and Accounts Receivable from Customers, continued

Movements in allowances for loan losses during the six month period ended June 30, 2021 and for the year ended on December 31, 2020, are as follows:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Allowances of the loan portfolio
Opening balances as of January 1, 2021	(46)	(66,280)	(255,118)	(321,444)	(165,461)	(280,410)	(274,558)	(720,429)	(1,041,873)
Changes in the allowances									—
- Net transfer stage 1	—	—	—	—	(41,128)	38,513	2,615	—	—
- Net transfer stage 2	—	—	—	—	19,172	(33,958)	14,786	—	—
- Net transfer stage 3	—	5,699	(5,699)	—	2,236	24,079	(26,315)	—	—
- Increases due to change in credit risk	(608)	(6,296)	(2,259)	(9,163)	(11,685)	(54,539)	(64,100)	(130,324)	(139,487)
- Decreases due to change in credit risk	—	501	3,395	3,896	56,425	36,873	8,008	101,306	105,202
- Charge-offs	—	—	499	499	456	7,020	79,664	87,140	87,639
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	(16)	(4,199)	(125)	(4,340)	(47,974)	(51,501)	(18,525)	(118,000)	(122,340)
Financial assets that have been derecognized	2	3,604	1,039	4,645	31,487	61,695	133,589	226,771	231,416
Net transfer (from) group to individually assessed	(284)	6,139	107,017	112,872	284	(6,139)	(107,017)	(112,872)	—
Foreign exchange and other movements	—	2,498	12,052	14,550	4,805	3,960	(4,809)	3,956	18,506
Ending balances as of June 30, 2021	(952)	(58,334)	(139,199)	(198,485)	(151,383)	(254,407)	(256,662)	(662,452)	(860,937)

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Loan portfolio
Opening balances as of January 1, 2020	—	(42,000)	(151,135)	(193,135)	(145,415)	(260,297)	(281,270)	(686,982)	(880,117)
Changes in the allowances
- Net transfer stage 1	—	—	—	—	(49,315)	39,672	9,643	—	—
- Net transfer stage 2	82	(82)	—	—	19,402	(36,007)	16,605	—	—
- Net transfer stage 3	63	9,055	(9,118)	—	2,280	28,404	(30,684)	—	—
- Increases due to change in credit risk		(8,381)	(43,940)	(52,321)	(28,719)	(64,496)	(138,605)	(231,820)	(284,141)
- Decreases due to change in credit risk		4,761	2,088	6,849	59,996	37,255	8,515	105,766	112,615
- Charge-offs	—	—	198	198	1,390	14,707	158,261	174,358	174,556
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	789	789	789
New financial assets originated or purchased	(46)	(12,567)	(104,044)	(116,657)	(80,071)	(118,827)	(99,210)	(298,108)	(414,765)
Financial assets that have been derecognized	500	4,873	61,022	66,395	50,438	68,536	59,044	178,018	244,413
Net transfer (from) group to individually assessed	—	3,009	(46,698)	(43,689)	—	(3,009)	46,698	43,689	—
Foreign exchange and other movements	(645)	(24,948)	36,509	10,916	4,553	13,652	(24,344)	(6,139)	4,777
Ending balances as of December 31, 2020	(46)	(66,280)	(255,118)	(321,444)	(165,461)	(280,410)	(274,558)	(720,429)	(1,041,873)

Note 5 - Loans and Accounts Receivable from Customers, continued

The following analysis details the movement on allowances by type of portfolio (commercial, mortgage and consumer) for the six month period ended June 30, 2021 and for the year ended on December 31, 2020, as follow:

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
Commercial	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2021	(46)	(66,280)	(255,118)	(321,444)	(88,080)	(126,543)	(211,550)	(426,173)	(747,617)
Changes in the allowances									-
- Net transfer to stage 1	—	—	—	—	(10,515)	10,247	268	—	—
- Net transfer to stage 2	—	—	—	—	7,156	(12,874)	5,718	—	—
- Net transfer to stage 3	—	5,699	(5,699)	—	703	10,004	(10,707)	—	—
- Increases due to change in credit risk	(608)	(6,296)	(2,259)	(9,163)	(3,869)	(21,114)	(36,080)	(61,063)	(70,226)
- Decreases due to change in credit risk	—	501	3,395	3,896	22,859	15,259	6,653	44,771	48,667
- Charge-offs	—	—	499	499	1	10	35,233	35,244	35,743
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	(16)	(4,199)	(125)	(4,340)	(24,514)	(26,720)	(3,254)	(54,488)	(58,828)
Financial assets that have been derecognized	2	3,604	1,039	4,645	19,781	33,231	125,214	178,226	182,871
Net transfer (from) to group and individually assessed	(284)	6,139	107,017	112,872	284	(6,139)	(107,017)	(112,872)	—
Foreign exchange and other movements	—	2,498	12,052	14,550	3,103	1,167	(5,935)	(1,665)	12,885
Ending balances as of June 30, 2021	(952)	(58,334)	(139,199)	(198,485)	(73,091)	(123,472)	(201,457)	(398,020)	(596,505)

	Individually assessed				Group assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
Commercial	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2020	—	(42,000)	(151,135)	(193,135)	(73,036)	(109,671)	(169,357)	(352,064)	(545,199)
Changes in the allowances
- Net transfer stage 1	—	—	—	—	(10,902)	9,080	1,822	—	—
- Net transfer stage 2	82	(82)	—	—	6,731	(10,831)	4,100	—	—
- Net transfer stage 3	63	9,055	(9,118)	—	797	15,934	(16,731)	—	—
- Increases due to change in credit risk		(8,381)	(43,940)	(52,321)	(18,554)	(33,761)	(102,904)	(155,219)	(207,540)
- Decreases due to change in credit risk		4,761	2,088	6,849	18,779	12,941	4,913	36,633	43,482
- Charge-offs	—	—	198	198	72	305	86,507	86,884	87,082
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	(869)	(869)	(869)
New financial assets originated or purchased	(46)	(12,567)	(104,044)	(116,657)	(43,530)	(57,865)	(73,813)	(175,208)	(291,865)
Financial assets that have been derecognized	500	4,873	61,022	66,395	30,039	27,096	38,989	96,124	162,519
Net transfer (from) group to individually assessed	—	3,009	(46,698)	(43,689)	—	(3,009)	46,698	43,689	—
Foreign exchange and other movements	(645)	(24,948)	36,509	10,916	1,524	23,238	(30,905)	(6,143)	4,773
Ending balances as of December 31, 2020	(46)	(66,280)	(255,118)	(321,444)	(88,080)	(126,543)	(211,550)	(426,173)	(747,617)

Note 5 - Loans and Accounts Receivable from Customers, continued

	Group assessed
	Stage 1	Stage 2	Stage 3
Mortgage	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2021	(10,732)	(48,514)	(14,219)	(73,465)	(73,465)
Changes in the allowances
- Net transfer stage 1	(4,969)	4,911	58	—	—
- Net transfer stage 2	1,348	(3,394)	2,046	—	—
- Net transfer stage 3	24	2,364	(2,388)	—	—
- Increases due to change in credit risk	(911)	(7,739)	(1,147)	(9,797)	(9,797)
- Decreases due to change in credit risk	5,290	5,196	1,044	11,530	11,530
- Charge-offs	—	8	1,530	1,538	1,538
- Changes due to modifications that did not result in derecognition	—	—	—	—	—
New financial assets originated or purchased	(2,963)	(11,708)	(2,782)	(17,453)	(17,453)
Financial assets that have been derecognized	2,098	13,028	3,388	18,514	18,514
Changes in models/risk parameters	—	—	—	—	—
Foreign exchange and other movements	217	401	323	941	941
Ending balances as of June 30, 2021	(10,598)	(45,447)	(12,147)	(68,192)	(68,192)

	Group assessed
	Stage 1	Stage 2	Stage 3
Mortgage	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2020	(5,680)	(49,072)	(23,749)	(78,501)	(78,501)
Changes in the allowances
- Net transfer stage 1	(8,391)	7,706	685	—	—
- Net transfer stage 2	1,243	(8,157)	6,914	—	—
- Net transfer stage 3	29	3,576	(3,605)	—	—
- Increases due to change in credit risk	(3,313)	(8,190)	(3,238)	(14,741)	(14,741)
- Decreases due to change in credit risk	6,499	4,572	2,870	13,941	13,941
- Charge-offs	—	9	2,700	2,709	2,709
- Changes due to modifications that did not result in derecognition	—	—	1,344	1,344	1,344
New financial assets originated or purchased	(2,010)	(1,626)	5,948	2,312	2,312
Financial assets that have been derecognized	557	2,561	2,198	5,316	5,316
Foreign exchange and other movements	334	107	(6,286)	(5,845)	(5,845)
				—	—
Ending balances as of December 31, 2020	(10,732)	(48,514)	(14,219)	(73,465)	(73,465)

Note 5 - Loans and Accounts Receivable from Customers, continued

	Group assessed
	Stage 1	Stage 2	Stage 3
Consumer	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2021	(66,649)	(105,353)	(48,789)	(220,791)	(220,791)
Changes in the allowances
- Net transfer stage 1	(25,644)	23,355	2,289	—	—
- Net transfer stage 2	10,668	(17,690)	7,022	—	—
- Net transfer stage 3	1,509	11,711	(13,220)	—	—
- Increases due to change in credit risk	(6,905)	(25,686)	(26,873)	(59,464)	(59,464)
- Decreases due to change in credit risk	28,276	16,418	311	45,005	45,005
- Charge-offs	455	7,002	42,901	50,358	50,358
- Changes due to modifications that did not result in derecognition	—	—	—	—	—
New financial assets originated or purchased	(20,497)	(13,073)	(12,489)	(46,059)	(46,059)
Financial assets that have been derecognized	9,608	15,436	4,987	30,031	30,031
	—	—	—
Foreign exchange and other movements	1485	2392	803	4,680	4,680
Ending balances as of June 30, 2021	(67,694)	(85,488)	(43,058)	(196,240)	(196,240)

	Group assessed
	Stage 1	Stage 2	Stage 3
Consumer	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2020	(66,692)	(113,507)	(76,218)	(256,417)	(256,417)
Changes in the allowances
- Net transfer stage 1	(30,022)	22,886	7,136	—	—
- Net transfer stage 2	11,428	(17,019)	5,591	—	—
- Net transfer stage 3	1,454	8,894	(10,348)	—	—
- Increases due to change in credit risk	(6,852)	(22,545)	(32,463)	(61,860)	(61,860)
- Decreases due to change in credit risk	34,718	19,742	732	55,192	55,192
- Charge-offs	1,318	14,393	69,054	84,765	84,765
- Changes due to modifications that did not result in derecognition	—	—	314	314	314
New financial assets originated or purchased	(34,531)	(59,336)	(31,345)	(125,212)	(125,212)
Financial assets that have been derecognized	19,842	38,879	17,857	76,578	76,578
Foreign exchange and other movements	2,688	2,260	901	5,849	5,849
Ending balances as of December 31, 2020	(66,649)	(105,353)	(48,789)	(220,791)	(220,791)

c)	Portfolio sales

During the six-month period ended 30, 2021, the Bank sold part of its current and written-off loan portfolios, recognizing a profit of Ch$1,939 million and Ch$3,290 million, respectively. During the period ended on June 30, 2020, no sales of this type were performed.

Additionally, during the six month period ended June 30, 2021, the Bank sold part of its Government guaranteed students loan portfolio (Law No. 20,027) which generated a loss, net of provisions for loan losses, of Ch$57 million (a loss of Ch$458 million as of June 31, 2020). The provisions for loan losses of the sold portfolio amount to Ch$444 million.

These effects are included in "Net income (expense) from financial operations" in the Condensed Consolidated Statement of Income for the period (see Note 14).